Prepaid Expenses and Long-term Prepaids - Schedule of Long-Term Prepaids (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Long-Term Prepaids [Abstract]
Prepaid for soccer games	$ 7,500,023